Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 63,621	$ 78,846	$ 71,673
Additions	1,071	2,844	15,682
Disposal	(391)	(1,706)	(2)
Reclassification	0	(93)	63
Depreciation & impairment expense	(10,064)	(11,171)	(7,275)
Translation adjustments	443	(989)	(1,296)
Reclassification to assets held for sale		(4,110)
Ending balance	54,681	63,621	78,846
Gross value at end of period	98,270	96,454	105,965
Accumulated depreciation and impairment at end of period	(43,589)	(32,832)	(27,119)
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,321	14,733	16,765
Additions	0	56	2,956
Disposal	(173)	(3)	0
Reclassification	332	(1,359)	(1,694)
Depreciation & impairment expense	(1,911)	(1,944)	(2,442)
Translation adjustments	298	(646)	(852)
Reclassification to assets held for sale		(1,517)
Ending balance	7,868	9,321	14,733
Gross value at end of period	18,544	17,742	22,426
Accumulated depreciation and impairment at end of period	(10,676)	(8,421)	(7,693)
Technical Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,072	58,072	4,436
Additions	60	311	5,352
Disposal	(153)	(193)	0
Reclassification	258	4,211	52,577
Depreciation & impairment expense	(7,191)	(8,516)	(4,065)
Translation adjustments	85	(220)	(228)
Reclassification to assets held for sale		(2,593)
Ending balance	44,131	51,072	58,072
Gross value at end of period	73,483	72,847	75,511
Accumulated depreciation and impairment at end of period	(29,351)	(21,775)	(17,440)
Fixtures, Fittings and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,277	3,056	3,171
Additions	19	364	1,339
Disposal	(1)	(453)	0
Reclassification	3	28	(612)
Depreciation & impairment expense	(963)	(711)	(767)
Translation adjustments	20	(7)	(75)
Reclassification to assets held for sale		0
Ending balance	1,354	2,277	3,056
Gross value at end of period	4,973	4,914	5,043
Accumulated depreciation and impairment at end of period	(3,619)	(2,637)	(1,987)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	952	2,985	47,301
Additions	993	2,113	6,035
Disposal	(64)	(1,057)	(2)
Reclassification	(593)	(2,973)	(50,208)
Depreciation & impairment expense	0	0	0
Translation adjustments	40	(116)	(141)
Reclassification to assets held for sale		0
Ending balance	1,328	952	2,985
Gross value at end of period	1,271	952	2,985
Accumulated depreciation and impairment at end of period	$ 57	$ 0	$ 0